Changes in Accounting Policies - Additional Information (Detail) - SEK (kr) kr in Millions			12 Months Ended
	Jan. 01, 2018	Jan. 01, 2016	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line items]
Increase (decrease) in allowance for impairment for trade receivables and contract assets			kr 1,240
Contract asset			13,178	kr 17,773	kr 13,120
Contract liability			29,348	24,930	29,076
Equity		kr 143,013	87,770	135,257	97,571
Derecognition of assets [member]
Summary Of Significant Accounting Policies [Line items]
Accumulated gains after tax			51
Derecognition of equity instruments [member]
Summary Of Significant Accounting Policies [Line items]
Accumulated gains after tax			744
Increase (decrease) due to application of IFRS 15 [member]
Summary Of Significant Accounting Policies [Line items]
Net reduction to equity	kr 3,300
Contract liability	29,100
Increase (decrease) due to application of IFRS 15 [member] | Discount in contract [member]
Summary Of Significant Accounting Policies [Line items]
Net reduction to equity		3,800	1,100	4,200
Increase (decrease) due to application of IFRS 15 [member] | Customized solution contract [member]
Summary Of Significant Accounting Policies [Line items]
Net reduction to equity		700	800	800
Increase (decrease) due to application of IFRS 15 [member] | Transfer of control for equipment [member]
Summary Of Significant Accounting Policies [Line items]
Net reduction to equity		200	kr 400	500
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Summary Of Significant Accounting Policies [Line items]
Equity		kr (4,353)		kr (5,235)	kr (2,605)
Transition to IFRS 9 [member]
Summary Of Significant Accounting Policies [Line items]
Increase in carrying value of borrowings	31
Transition to IFRS 15 [member]
Summary Of Significant Accounting Policies [Line items]
Contract asset	kr 13,100